Supplemental financial information	12 Months Ended
Dec. 31, 2013
Supplemental Financial Information [Abstract]
Supplemental financial information
Supplemental financial information

Other Income (Expense), Net

	2013	2012	2011
Interest income	$10	$8	$11
Net gains on investments	18	18	6
Tax interest income (expense)	(10)	32	1
Other (a)	(1)	(11)	(13)
Total	$17	$47	$5
(a) Includes lease income of approximately $15 million per year, primarily from the purchaser of a former business. As of December 31, 2013, the aggregate amount of non-cancellable future lease payments to be received from these leases is $54 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as losses related to former businesses, including settlements in 2012 and 2011; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts.

Prepaid Expenses and Other Current Assets

	December 31,
	2013	2012
Prepaid taxes on intercompany inventory profits (a)	$667	$571
Other prepaid expenses and current assets	196	234
Prepaid expenses and other current assets	$863	$805
(a) See Note 7 for additional details.

Property, Plant and Equipment at Cost

	Depreciable Lives (Years)	December 31,
		2013	2012
Land	—	$175	$189
Buildings and improvements	5 - 40	2,913	3,006
Machinery and equipment	3 - 10	3,468	3,696
Total		$6,556	$6,891

Accrued Expenses and Other Liabilities

	December 31,
	2013	2012
Severance and related expenses	$158	$217
Customer incentive programs and allowances	143	213
Property and other non-income taxes	108	127
Other	242	324
Total	$651	$881

Accumulated Other Comprehensive Income (Loss), Net of Taxes

	December 31,
	2013	2012
Postretirement benefit plans:
Net actuarial loss	$(525)	$(701)
Net prior service credit	1	7
Cash flow hedge derivative	(4)	(5)
Total	$(528)	$(699)

Details on amounts reclassified out of Accumulated other comprehensive income (loss), net of taxes to Net income
In conformance with ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, the table below details where reclassifications out of AOCI are recorded on the Consolidated statements of income.

Details about AOCI Components	2013	Related Statement of Income Line
Net actuarial gains (losses) of defined benefit plans (a)	$108	Pension expense (b)
Tax benefit (expense)	(37)	Provision for income taxes
Reclassification to Net income, net of taxes	$71	Net income

Prior service cost of defined benefit plans (c)	$(5)	Pension expense (b)
Tax benefit (expense)	2	Provision for income taxes
Reclassification to Net income, net of taxes	$(3)	Net income

Derivative instrument	$2	Interest and debt expense
Tax benefit (expense)	(1)	Provision for income taxes
Reclassification to Net income, net of taxes	$1	Net income

(a)	Equals the sum of Recognized net actuarial loss and Settlement losses as detailed in Note 11.

(b)	Pension expense is included in the computation of total employee benefit cost, which is allocated to COR, R&D, SG&A and Restructuring charges/other in the Consolidated statements of income.

(c)	Equals the sum of Amortization of prior service cost (credit) and Curtailment losses (gains), as detailed in Note 11.